Document and Entity Information	Apr. 25, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001787400
Document Type	8-K
Document Period End Date	Apr. 25, 2022
Entity Registrant Name	Nkarta, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39370
Entity Tax Identification Number	47-4515206
Entity Address, Address Line One	6000 Shoreline Court
Entity Address, Address Line Two	Suite 102
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	(415)
Local Phone Number	582-4923
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	NKTX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true